Note 3 - Going Concern (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Net loss	$ (1,666,604)	$ (450,592)	$ (3,516,144)	$ (864,265)	$ (3,857,856)	$ (1,726,337)
Net cash used in operating activities			(307,860)	$ (706,339)	(750,750)	(677,385)
Accumulated deficit	$ (9,132,830)		$ (9,132,830)		$ (5,616,686)	$ (1,758,830)